ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUND — 15.5%
	MIXED ALLOCATION - 15.5%
405,877	Arrow Reserve Capital Management ETF(c)(d) (Cost $40,615,844)					$ 40,618,141

	PRIVATE INVESTMENT FUND — 35.5%
	FINANCIAL POOL - 35.5%
N/A	Galaxy Plus Fund LLC– Dunn Financials Feeder Fund(a)(g) (Cost $103,583,497)					92,650,714

	SHORT-TERM INVESTMENT — 25.5%
	MONEY MARKET FUND - 25.5%
66,645,882	First American Government Obligations Fund, Class X, 3.58%(b)(e) (Cost $66,645,882)					66,645,882

Contracts
	EQUITY OPTIONS PURCHASED - 23.5%	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 23.5%
19,503	Galaxy Plus Commodity Call Option(e)(f)	Nomura	12/20/2026	$ 0.0001	$ 19,862,552	$ 61,347,316
	TOTAL CALL OPTIONS PURCHASED (Cost - $19,862,552)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $19,862,552)					61,347,316

	TOTAL INVESTMENTS - 100.0% (Cost $230,707,775)					$ 261,262,053
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(h)					76,501
	NET ASSETS - 100.0%					$ 261,338,554

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(d)	Affiliated Exchange-Traded Fund.
(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited.
(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.
(g)	Galaxy Plus Fund LLC – Dunn Financials Feeder Fund (589) LLC (the "Onshore Feeder") effectuates its trading strategy through the Galaxy Plus Fund – Dunn Financials Master Fund (589) LLC (the "Onshore Master Fund”). The strategy’s objective is to generate absolute returns through long or short positions in accordance with estimated strength or weakness of a particular market’s trending. Arrow Managed Futures Strategy Fund invests into the Feeder and the Feeder invests in the Master.
(h)	Percentage rounds to less than 0.1%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2026

Additional Information — Galaxy Plus Commodity Call Option
The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of April 30, 2026.
Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
11,567	CME Live Cattle	Jun-26	$ 1,146,231,421	14.18%	$ 2,165,913
7,119	LME Zinc	Jun-26	603,752,818	7.47%	(40,862)
6,531	LME Aluminum	Jun-26	582,411,417	7.21%	(215,575)
3,558	NYM Platinum	Jul-26	363,203,785	4.50%	(292,862)
31,421	SGX Iron Ore 62%	Jun-26	330,990,980	4.10%	361,982
2,320	NYM RBOB Gas	Jun-26	308,435,832	3.82%	2,040,691
5,271	CBOT Soybeans CSO	May-26	307,320,499	3.80%	21,326
621	CMX Gold	Jun-26	295,540,169	3.66%	(285,113)
4,710	CME Soybeans	Jul-26	279,212,677	3.46%	412,515
(15,242)	CSC Sugar	Jul-26	241,170,131	2.99%	(55,348)
1,297	Heating Oil	Jun-26	204,490,721	2.53%	829,002
1,789	ICE LS GasOil	Jun-26	200,231,245	2.48%	941,158
488	CMX Silver	May-26	187,085,932	2.32%	(319,852)
1,959	CME Crude	Jun-26	182,978,507	2.26%	815,482
7,620	CBT Corn	Jul-26	176,135,640	2.18%	252,929
(5,221)	ICEUS Cocoa	Jul-26	176,071,837	2.18%	(373,258)
4,254	CBT Bean Oil	May-26	173,913,999	2.15%	200,749
1,630	IPE Brent Crude	Jun-26	164,617,352	2.04%	508,459
3,777	CBT Bean Oil	Jul-26	161,570,115	2.00%	876,650
96,725,854	U.S. Treasury Bill	Jul-26	95,967,263	1.19%	9,826
93,920,463	U.S. Treasury Bill	Jun-26	93,288,084	1.15%	9,320
8,530	ICEUS Canola	Jul-26	91,799,393	1.14%	352,323
7,805	ICEUS Canola	May-26	80,474,982	1.00%	(202,220)
(2,813)	NYM Natural Gas	Jun-26	78,541,785	0.97%	97,571
478	CMX Copper	May-26	71,051,447	0.88%	84,930
68,868,755	U.S. Treasury Note	Aug-26	68,864,753	0.85%	8,432
65,484,861	U.S. Treasury Note	Oct-26	65,523,009	0.81%	(267)
525	ICEUS Coffee	Jul-26	57,270,384	0.71%	(129,982)
43,226,016	U.S. Treasury Note	Aug-27	43,131,176	0.53%	4,085
38,697,650	U.S. Treasury Bill	Jun-26	38,481,386	0.48%	3,958
35,383,465	U.S. Treasury Bill	Jun-26	35,221,723	0.44%	3,614
32,562,197	Allstate Corp.	Dec-26	32,434,148	0.40%	4,521
30,038,927	U.S. Treasury Note	Apr-26	30,039,899	0.37%	(74)
718	CME Lean Hogs	Jun-26	29,841,760	0.37%	(1,289)
293	IPE Brent Crude	Aug-26	29,372,462	0.36%	386,145
28,188,601	U.S. Treasury Bill	May-26	28,092,135	0.35%	2,874
27,095,112	Becton Dickinson & Co.	Jun-27	26,913,412	0.33%	4,730
25,503,049	Duke Energy Corp.	Sep-26	25,363,199	0.31%	1,852
(1,458)	CSC Sugar	May-26	23,716,045	0.29%	249,365
(710)	ICEUS Cocoa	May-26	23,085,252	0.29%	211,257
22,499,156	Nextera Energy Cap Holdings Inc.	Sep-27	22,634,688	0.28%	1,535
60	CMX Silver	Jul-26	21,930,166	0.27%	46,615
(709)	Chicago SRW Wheat	Jul-26	21,508,842	0.27%	(43,757)
21,027,249	U.S. Treasury Note	May-26	21,022,560	0.26%	2,120
21,027,249	U.S. Treasury Note	May-26	20,955,054	0.26%	8,566
19,315,030	Norfolk Southern Corp.	Jun-26	19,277,459	0.24%	2,055
19,104,758	Goldman Sachs Group Inc.	Jan-27	19,053,648	0.24%	2,344
19,194,874	Intel Corp.	May-27	18,962,206	0.23%	2,525
18,804,368	WEC Energy Group Inc.	Sep-26	18,891,982	0.23%	2,206
18,203,590	Entergy Corp.	Sep-26	18,120,424	0.23%	2,374
656,365,038	Other Underlying Index Components		722,676,258	8.94%	(105,412)
					$ 8,866,128